Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 81,385	$ 340,956	$ 84,402
Accounts receivable
Inventories	50,000	50,000	586,047
Notes receivable
Other current assets	12,245	2,075
Total current assets	143,630	393,031	670,449
Property and equipment, net	26,342	28,046	1,728
Intangible assets, net	4,800	5,700	21,905
Operating lease right-of-use assets, net	251,931	262,771
Other assets	20,711	20,711
Total assets	447,414	710,259	694,082
Current liabilities:
Accounts payable	196,147	39,674	16,005
Accrued payroll and payroll taxes		1,072	59,707
Short-term convertible notes payable, less unamortized debt issuance costs of $215,896 and $53,614, respectively	704,920	647,202	518,668
Current portion of operating lease liabilities	47,794	46,091
Other current liabilities		179	523
Other current liabilities	1,987	1,251
Total current liabilities	950,848	734,218	594,903
Long-term liabilities:
Operating lease liabilities, net of current portion	228,135	240,625
Total long-term liabilities	228,135	240,625
Total liabilities	1,178,983	974,843	594,903
Stockholders’ deficit:
Common stock, $0.0001 par value, 1,000,000,000 shares authorized; 37,295,803 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	3,730	3,730	3,520
Additional paid-in capital	4,208,506	3,997,445	1,356,799
Accumulated deficit	(4,943,805)	(4,265,759)	(1,261,140)
Total stockholders’ deficit	(731,569)	(264,584)	99,179
Total liabilities and stockholders’ deficit	$ 447,414	$ 710,259	$ 694,082